STOCKHOLDERS’ EQUITY (DEFICIT) (Details 3) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	18,859,883	9,586,729	22,476,592	3,900,842
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	5,967,054	3,439,306	6,372,931	630,973
Convertible Notes Payable [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	7,651,830	1,359,590	12,751,512	2,115,195
Employee Stock Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	228,500	164,500	196,000	113,000
Restricted Stock Units (RSUs) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	5,012,499	4,623,333	3,156,249	1,041,674